Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Contract and grant revenue	$ 229	$ 387	$ 634
Operating expenses:
Research and development	60,127	28,452	14,095
General and administrative	15,948	5,885	2,429
Total operating expenses	76,075	34,337	16,524
Loss from operations	(75,846)	(33,950)	(15,890)
Other income (expense):
Interest income	97	3	2
Interest expense	(1)
Other expense	(27)
Total other income (expense), net	69	3	2
Net loss	$ (75,777)	$ (33,947)	$ (15,888)
Net loss per share applicable to common stockholders-basic and diluted	$ (2.43)	$ (5.59)	$ (8.95)
Weighted-average number of common shares outstanding used in net loss per share applicable to common stockholders- basic and diluted	31,135,694	6,067,679	1,775,323